7 Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Balance at the beginning of the year	R$ (14,763)	R$ (7,537)	R$ (3,794)
Additions	(32,081)	(15,040)	(7,714)
Write-offs	13,864	7,814	3,971
Balance at the end of the year	R$ (32,980)	R$ (14,763)	R$ (7,537)